JNL/The Boston Company Equity Income Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the JNL/The Boston Company Equity Income Fund (the “Fund”) is to seek total return (consisting of capital appreciation and income).
Expense [Heading]	Expenses.
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses		JNL/The Boston Company Equity Income Fund
Management Fees		0.55%
Distribution and Service (12b-1) Fees		0.20%
Other Expenses	[1]	0.17%
Total Annual Fund Operating Expenses	[2]	0.92%
[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or the "Adviser").
[2]	Expense information has been restated to reflect current fees.

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
JNL/The Boston Company Equity Income Fund	94	293	509	1,131

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47 % of the average value of its portfolio.

Portfolio Turnover, Rate	47.00%
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities. The Fund seeks to focus on dividend-paying stocks and other investments and investment techniques that provide income, including covered call strategies. The Boston Company Asset Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), chooses stocks through a disciplined investment process that combines computer modeling techniques, fundamental analysis, and risk management. The Fund will emphasize those stocks with value characteristics, although it may purchase growth stocks. The Sub-Adviser’s investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the S&P 500/Citigroup Value Index.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•	Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America. Through its ownership structure, the Adviser has a number of global financial industry affiliated entities. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. The Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

•	Investment style risk – Value stocks may not increase in price if other investors fail to recognize a security’s potential worth, or the factors that are expected to increase the price of a security do not occur. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.

•	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•	Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•	Options risk – If a Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium paid by a Fund. If a Fund sells an option, it sells to another person the right to buy from or sell to a Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by a Fund. Options may be illiquid and a Fund may have difficulty closing out its position. The prices of options can be highly volatile and the use of options can lower total returns.

Bar Chart and Performance Table [Heading]	Performance.
Performance Narrative [Text Block]

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index that has investment characteristics similar to those of the Fund . The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Bar Chart Narrative [Text Block]	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual Total Returns as of December 31
Bar Chart [Table]
Highest Quarterly Return, Label	Best Quarter
Highest Quarterly Return, Date	Mar. 31, 2013
Highest Quarterly Return	11.59%
Lowest Quarterly Return, Label	Worst Quarter
Lowest Quarterly Return, Date	Sep. 30, 2014
Lowest Quarterly Return	0.99%
Performance Table Heading	Average Annual Total Returns as of December 31, 2014
Performance [Table]
Average Annual Total Returns	1 Year	Life of Fund	Inception Date
JNL/The Boston Company Equity Income Fund	11.07%	18.81%	Feb. 06, 2012
JNL/The Boston Company Equity Income Fund S&P 500 Value Index (reflects no deduction for fees, expenses or taxes)	12.36%	17.98%	Feb. 06, 2012